Recoverable Taxes	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Recoverable taxes
11.	Recoverable taxes

	2019	2018
Prepayments of income taxes (IRPJ and CSLL)	225,465	182,021
Contributions over revenue (PIS and COFINS)	16,859	533
Taxes on services (ISS)	846	698
Value added taxes (VAT)	150	98

Total	243,320	183,350

Current	243,320	183,350
Non-current	—	—